PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
PRINCIPAL ACCOUNTING POLICIES
Basis of Presentation and Use of Estimates

(a)Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reported years. Management’s significant estimates include those related to allowances for accounts receivable, allowances for prepayments and other current assets, estimated useful lives of property and equipment and intangible assets, fair values of options to purchase the Company’s common shares, fair values of financial instruments, impairment of long-lived assets, long-term investments and goodwill, the purchase price allocation and fair value of non-controlling interests with respect to business combinations, and deferred tax valuation allowance. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may materially differ from those estimates.

Basis of Consolidation

(b)Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs of which the Company is the primary beneficiary. All significant transactions and balances between the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast majority of votes at the meeting of the board of directors; or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company has adopted Accounting Standards Codification (“ASC”) 810 “Consolidation” for all periods presented. It requires a VIE to be consolidated by the reporting entity that has a controlling financial interest in the VIE, and thus is the VIE’s primary beneficiary. An entity is considered to be a VIE if certain conditions are present, such as if the equity investors in the entity do not have the characteristics of a controlling financial interest or the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. In determining whether the Company or its subsidiary has a controlling financial interest in a VIE, the Company considered whether the Company or its subsidiaries have the power to direct activities that most significantly impact the VIE’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, power to establish and manage ordinary business operation procedures and internal regulations and systems, and the right to receive benefits from the VIE that could potentially be significant to the VIE or the obligation to absorb losses of the VIE that could potentially be significant to the VIE.

The Company’s wholly owned subsidiaries include the following:

•	51net.com Inc. (“51net”), incorporated in the British Virgin Islands in August 1999;
•

51net Beijing, incorporated in the Cayman Islands in April 2000, which wholly owns Qian Cheng Wu You Network Information Technology (Beijing) Co., Ltd. (“WFOE”), incorporated in the PRC in July 2000; and

•	51net HR, incorporated in the Cayman Islands in April 2000, which owns 70% of Shanghai Wang Ju Human Resource Consulting Co., Ltd. (“Wang Ju”), incorporated in the PRC in October 2006.

51net’s principal subsidiaries include the following:

•	Qianjin Network Information Technology (Shanghai) Co., Ltd. (“Tech JV”), incorporated in the PRC in January 2000, which is 50% owned by 51net;
•	Wang Jin Information Technology (Shanghai) Co., Ltd. (“Wang Jin”), incorporated in the PRC in June 2004, which is wholly owned by 51net;
•	Shanghai Wang Ju Advertising Co., Ltd., incorporated in the PRC in June 2007, which is wholly owned by 51net; and
•	Wuhan Wang Cai Information Technology Co., Ltd., incorporated in the PRC in December 2009, which is wholly owned by Wang Jin.

Tech JV’s principal subsidiaries include the following:

•	Shanghai Qianjin Advertising Co., Ltd. (“AdCo”), incorporated in the PRC in June 2001, which is 80% owned by Tech JV;
•	Shanghai Wang Cai Advertising Co., Ltd. (“Wang Cai AdCo”), incorporated in the PRC in April 2005, which is jointly owned by Tech JV and AdCo;
•	Shanghai Qianjin Zhong Cheng Human Resources Co., Ltd., incorporated in the PRC in December 2010; which is wholly owned by Tech JV;
•	Shanghai Yishu Information Technology Co., Ltd., incorporated in the PRC in May 2007; which was acquired and became wholly owned by Tech JV in April 2015;
•	Beijing Zhiding Youyuan Management Consulting Co., Ltd., incorporated in the PRC in September 2010, which was acquired and became 60% owned by Tech JV in June 2015; and
•	Shanghai Pinyi Information Technology Co., Ltd., incorporated in the PRC in November 2010; which was acquired and became wholly owned by Tech JV in April 2015.

The Company’s VIEs include the following:

•

Beijing Run An Information Consultancy Co., Ltd. (“Run An”), incorporated in the PRC in January 1997, which wholly owns Beijing Qian Cheng Si Jin Advertising Co., Ltd. (“Qian Cheng”) and owns 30% of Wang Ju; and

•

Qian Cheng, incorporated in the PRC in February 1999, which owns 20% of AdCo and effectively owns 50% of Tech JV by direct and indirect ownership through Qian Cheng’s wholly owned subsidiary Wuhan Mei Hao Qian Cheng Advertising Co., Ltd. (“Wuhan AdCo”), incorporated in the PRC in August 2001.

As of December 31, 2015 and for all years presented, the Company is the primary beneficiary of two VIEs, Run An and Qian Cheng, which were in existence prior to the establishment of the Company and are considered predecessors of the Group. The Company does not have any direct equity ownership in the VIEs, but through certain arrangements as described below, the Company receives all of the economic benefits, absorbs all of the expected losses and has the power to direct activities that are significant to the VIEs. In addition, through a call option agreement between 51net and Qian Cheng, 51net is able to purchase the equity interests in Tech JV that are held by Qian Cheng and Wuhan AdCo as well as the equity interests in AdCo and its subsidiaries that are held by Qian Cheng. As a result, Run An, Qian Cheng and all of Tech JV and AdCo are included in the consolidated financial statements, and the Company effectively holds all of the equity interests in its subsidiaries including the VIEs.

Run An holds a human resource service permit issued by the Beijing human resources and social security bureau which allows it to provide recruitment, training and human resource consulting services. Run An is jointly owned by David Weimin Jin and Tao Wang, both of whom are executive officers of the Company. As of December 31, 2015, the registered capital of Run An was RMB6,000 and its accumulated loss was RMB2,070.

Qian Cheng holds an advertisement license. Qian Cheng is wholly owned by Run An. As of December 31, 2015, the registered capital of Qian Cheng was RMB1,500 and its retained earnings were RMB2,480.

As the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. Currently, there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs, but the Company may provide such support on a discretionary basis in the future, which could expose the Company to loss.

The Group has entered into various agreements as related to its VIEs. The key provisions of the agreements with the Company or its subsidiaries and the VIEs or its shareholders are as follows:

Technical and Consulting Service Agreements. WFOE has entered into technical and consulting service agreements with Run An and Qian Cheng, respectively, under which WFOE has the exclusive right, subject to certain exceptions, to provide technical services to Run An and Qian Cheng for service fees. WFOE did not issue any invoices to either Run An or Qian Cheng, and neither Run An nor Qian Cheng paid any fees to WFOE for the years ended December 31, 2013, 2014 and 2015. The technical and consulting service agreements with WFOE are valid to September 11, 2017 under the Run An agreement and valid to May 2, 2034 under the Qian Cheng agreement, and can only be terminated by WFOE during the term. Such term is renewable upon written consent of the parties. Although the renewal is upon mutual consent, WFOE may, through its power of attorney, direct Run An and, through Run An, cause Qian Cheng to renew the technical and consulting service agreements upon expiration.

Equity Pledge Agreement. As security for the obligations of Run An under the technical and consulting service agreement and the obligations of Run An and its shareholders under the exclusive purchase option agreement described below, the shareholders of Run An have pledged all of their equity interest in Run An to WFOE. According to the pledge agreement, WFOE has the right to dispose of the pledged equity pursuant to PRC law in the event of default by Run An or its shareholders as provided in the pledge agreement. Additionally, the shareholders of Run An have agreed that they will not dispose of the pledged equity or take any actions that will prejudice WFOE’s interest under the equity pledge agreement. The equity pledge agreement among WFOE, Run An and its shareholders was entered into on January 27, 2014 and shall expire two years after the fulfillment of all obligations under the Run An technical and consulting service agreement and the exclusive purchase option agreement. This pledge agreement, in combination with the exclusive purchase option agreement, contains content that is substantially the same as the pledge agreements entered into between WFOE and Run An’s shareholders in September 2007 and between WFOE and Qian Cheng’s shareholders in May 2004. This pledge agreement has been registered with the relevant bureau of the PRC State Administration for Industry and Commerce.

Exclusive Purchase Option Agreement. WFOE has entered into an exclusive purchase option agreement with the shareholders of Run An, dated as of January 27, 2014, under which WFOE or its designee is granted an irrevocable option to purchase all or a portion of the equity interests in Run An at any time by issuing a written notice to the shareholders, subject to compliance with applicable PRC laws and regulations. The purchase price shall be equal to the contribution actually made by the shareholder for his equity interest in Run An. If the lowest price permitted under PRC law is above the contribution actually made by the shareholder, the premium shall be paid to Tech JV in accordance with the terms of the loan agreements described below. The exclusive purchase option agreement has the same term as the Run An technical and consulting service agreement. WFOE also has the exclusive right to terminate the agreement at any time by delivering a written notice to the shareholders of Run An.

Powers of Attorney. In conjunction with the signing of the equity pledge agreement and the exclusive purchase option agreement, each of the shareholders of Run An has signed an irrevocable power of attorney to appoint WFOE, as attorney-in-fact to vote, by itself or any other person to be designated at its discretion, on all matters of Run An that need to be decided by its shareholders. Because Qian Cheng is a wholly owned subsidiary of Run An and Wuhan AdCo is a wholly owned subsidiary of Qian Cheng, through controlling all material matters of Run An (including but not limited to all material operational matters and the appointment and removal of directors and senior management), WFOE also has indirect control on all material matters of Qian Cheng and Wuhan AdCo. Each power of attorney was entered into on January 27, 2014 and will remain effective for as long as Run An exists. The shareholders of Run An are not entitled to terminate or amend the terms of the power of attorney without prior written consent from WFOE.

Loan Agreements. Tech JV has entered into loan agreements dated as of September 11, 2007 for an aggregate amount of RMB6,000 with the shareholders of Run An, with the sole and exclusive purpose to fund the capitalization of Run An. The loans can be repaid only with the proceeds received from the transfer of the shareholders’ equity interest in Run An to Tech JV or its designee. The interest-free loan agreements are valid to September 11, 2017, and the term may be extended upon written consent of the parties.

Call Option Agreement. 51net has entered into a call option agreement with Qian Cheng dated as of August 1, 2002, and supplemented and amended as of May 3, 2004 and August 1, 2012, under which 51net or its designee is granted an irrevocable option to purchase all of Qian Cheng’s equity interest in Tech JV and AdCo for RMB1,200 or, if such purchase price is not permissible under the applicable PRC laws, the lowest price permitted under then applicable PRC laws. In addition, Qian Cheng granted 51net an irrevocable option to purchase any and all of its equity interests in the subsidiaries of AdCo at the lowest price permitted under PRC laws. The call option agreement is valid to July 31, 2022, and the term may be extended upon written consent of the parties.

Management monitors the regulatory risk associated with these contractual arrangements. The Company’s PRC legal counsel has advised management that these contractual arrangements are not in violation of existing PRC laws, rules and regulations in all material aspects. Based on such advice and management’s knowledge and experience, the Company believes that its contractual arrangements with its consolidated VIEs and their shareholders are valid, legally binding and in compliance with current PRC laws. However, there are substantial uncertainties regarding the interpretation and application of current or future PRC laws, rules and regulations that could limit the Company’s ability to enforce these contractual arrangements. Management monitors the regulatory risk associated with these contractual arrangements. See Note 17 for further discussion.

Summary financial information of the Group’s VIEs included in the consolidated financial statements is as follows:

	As of December 31,
	2014	2015
	RMB	RMB
Total assets	9,483	8,468
Total liabilities	118	270

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Total revenues	98	2,913	592
Net income (loss)	161	2,344	(1,167)

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	274	132	(568)
Net cash used in investing activities	—	—	—
Net cash provided by financing activities	—	—	—

Net increase (decrease) in cash	274	132	(568)
Cash, beginning of year	6,403	6,677	6,809

Cash, end of year	6,677	6,809	6,241

Foreign Currencies

(c)Foreign Currencies

The Group’s functional and reporting currency is the Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates. All such exchange gains and losses are included in the consolidated statements of operations and comprehensive income. The exchange differences for translation of group companies’ balances where RMB is not their functional currency are included in cumulative translation adjustments, which is a separate component of shareholders’ equity in the consolidated financial statements.

The unaudited United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00 = RMB6.4778 on December 31, 2015, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2015, or at any other rate.

Cash and Restricted Cash

(d)Cash and Restricted Cash

Cash represents cash on hand and demand deposits placed with banks or other financial institutions. Restricted cash represents cash proceeds from the exercise of share options by the Company’s employees, executives and directors held in a bank account which have yet to be transmitted to them. Included in the cash and restricted cash balances as of December 31, 2014 and 2015 are amounts denominated in United States dollars totaling US$36,735 and US$22,405, respectively (equivalent to approximately RMB224,784 and RMB145,489, based on the RMB to US$ exchange rate quoted by the People’s Bank of China on December 31, 2014 and 2015, respectively). The Group receives substantially all of its revenues in RMB, which currently is neither a freely convertible currency nor can it be freely remitted out of China.

Accounts Receivable

(e)Accounts Receivable

Accounts receivable is presented net of allowance for doubtful accounts. The Company provides general and specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

Investments

(f)Investments

Short-term investments consist of certificates of deposit with original maturities between three months and one year.

Long-term investments consist of a number of small, non-controlling equity investments in companies that provide services related to the Company’s operations or the overall human resources industry in China. These investments include RMB18,000 for a 3% equity interest in a credit management company, RMB1,000 for a 10% equity interest in a human resources management consulting company and a total of RMB3,800 for a 5% equity interest in each of 38 companies that provide business process outsourcing services in China. The Company has accounted for these investments under the cost method due to the lack of ability to exercise significant influence over any one of these investees.

Property and Equipment

(g)Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis to allocate the cost of the assets to their estimated residual value over the following estimated useful lives:

Estimated useful lives
Land use rights	32.42 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

Business Combinations

(h)Business Combinations

U.S. GAAP requires that all business combinations not involving entities or businesses under common control be accounted for under the purchase method. The Group has adopted ASC 805 “Business Combinations,” and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred and equity instruments issued. The transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to forecast the future cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

A non-controlling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Company. Consolidated net income on the consolidated statements of operations and comprehensive income includes the net income (loss) attributable to non-controlling interests when applicable. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows when applicable.

Goodwill and Intangible Assets

(i)Goodwill and Intangible Assets

Goodwill

Goodwill represents the excess of the total cost of the acquisition, the fair value of any non-controlling interests and the acquisition date fair value of any previously held equity interest in the acquiree over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit. The Company estimates the fair value of the reporting unit using a discounted cash flow model. This valuation approach considers various assumptions including projections of future cash flows, perpetual growth rates and discount rates. The assumptions about future cash flows and growth rates are based on management’s assessment of a number of factors, including the reporting unit’s recent performance against budget, performance in the market that the reporting unit serves, as well as industry and general economic data from third party sources. Discount rate assumptions reflect an assessment of the risk inherent in those future cash flows. Changes to the underlying businesses could affect the future cash flows, which in turn could affect the fair value of the reporting unit. Management performs its annual goodwill impairment test on December 31.

Intangible Assets

Intangible assets purchased and intangible assets arising from acquisitions of subsidiaries are recognized and measured at fair value upon acquisition. The Company’s purchased intangible assets include computer software and licenses, which are amortized on a straight-line basis over their estimated useful lives, ranging from 5 to 10 years. Separately identifiable intangible assets arising from acquisitions consist of trade names and customer relationships, which are amortized on a straight-line basis over their estimated useful lives of 5 to 20 years. The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. No impairment of intangible assets was recognized for the years ended December 31, 2013, 2014 and 2015.

Impairment of Long-Lived Assets Other Than Goodwill

(j)Impairment of Long-Lived Assets Other Than Goodwill

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset group may not be recoverable. The recoverability of an asset group is based on the undiscounted future cash flows the asset group is expected to generate and recognize an impairment loss when the estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from the disposition of the asset group, if any, are less than the carrying value of the asset group. If the Group identifies an impairment, the Group reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. No impairment of long-lived assets was recognized in the years ended December 31, 2013, 2014 and 2015.

Revenue Recognition

(k)Revenue Recognition

Online Recruitment Services Revenues

The Group provides online recruitment advertising and other technical services through its three websites: www.51job.com, www.yingjiesheng.com and www.51jingying.com. The average display period of online recruitment services normally ranges from one week to one year. Fees for its online recruitment advertisement and other technical services are recognized as revenue ratably over the display period of the contract or when services are provided, collectibility is reasonably assured, and other criteria in accordance with ASC 605 “Revenue Recognition” (“ASC 605”) are met. For a transaction involving multiple services, the Company recognizes revenue at relative fair value which is determined based on the Company’s regular selling prices charged in unbundled arrangements. Cash received in advance of services are recognized as advance from customers.

Print Advertising Revenues

The Group provided recruitment advertising services through a weekly newspaper in the PRC. Arrangements for recruitment advertisement on the weekly newspaper were generally short-term in nature. Fees for these types of print recruitment advertising services were recognized as revenue when collectibility was reasonably assured, upon the publication of the advertisements and when other criteria in accordance with ASC 605 were met. Cash received in advance of services were recognized as advance from customers. As of December 31, 2015, the Group had ceased all print advertising operations.

Other Human Resource Related Revenues

The Group also provides other value-added human resource products, such as business process outsourcing, training, campus recruitment, executive search and other services. Revenue is recognized when (i) persuasive evidence of an agreement exists; (ii) services are rendered; (iii) the sales price and terms are fixed or determinable; and (iv) the collection of the receivable is reasonably assured, as prescribed by ASC 605.

Value-Added and Business Taxes

Effective January 1, 2012, the PRC State Council instituted a pilot value-added tax (“VAT”) reform program in Shanghai. Under this program, businesses would switch from business tax payers to VAT payers and are permitted to offset input VAT supported by valid VAT invoices received from vendors against their VAT liability. Starting August 1, 2013, the VAT program was expanded to all regions in the PRC. As a result, revenues in most of the Company’s PRC subsidiaries had become subject to VAT at a rate of 6% as of December 31, 2015. VAT at a general rate of 6% on the invoiced amount collected by the PRC subsidiaries on behalf of tax authorities in respect of service provided is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

For the Company’s PRC subsidiaries whose revenues are not subject to VAT, these entities pay business taxes and related surcharges on the revenues earned for services provided in the PRC. The applicable rate of business taxes is 5% after certain deductions. In the consolidated statements of operations and comprehensive income, business taxes and related surcharges for revenues earned are deducted from gross revenues to arrive at net revenues.

Cost of Services

(l)Cost of Services

Cost of services consist primarily of payroll compensation and related employee costs, subcontracting fees, printing and publishing expenses, and other expenses incurred by the Group which are directly attributable to the rendering of the Group’s recruitment advertising and other human resource services.

Sales and Marketing Expenses

(m)Sales and Marketing Expenses

Sales and marketing expenses consist primarily of the Group’s sales and marketing personnel payroll compensation and related employee costs and advertising and promotion expenses. Advertising and promotion expenses generally represent the cost of promotions to create or stimulate a positive image of the Group or a desire for the Group’s services. Advertising and promotion expenses are charged to the consolidated statements of operations and comprehensive income when incurred and totaled RMB80,307, RMB107,119 and RMB123,745 for the years ended December 31, 2013, 2014 and 2015, respectively.

Share-Based Compensation

(n)Share-Based Compensation

The Company accounts for share-based compensation arrangements with employees in accordance with ASC 718 “Compensation — Stock Compensation.” It requires the Company to measure at the grant date the fair value of the stock-based award and recognize compensation costs, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. Risk-free interest rates are based on U.S. Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected life takes into account vesting and contractual terms, employee demographics and historical exercise behavior, which the Company believes are useful reference points. The assumption for expected dividend yield is consistent with the Company’s current policy of no dividend payout. The Company estimates expected volatility at the date of grant based on historical volatilities of the market price of its American depositary shares (“ADSs”). Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, the Company may need to revise those estimates used in subsequent periods. The weighted average fair value per stock option on grant date is RMB70.30, RMB71.93 and RMB68.90 for years ended December 31, 2013, 2014 and 2015, respectively.

For the years ended December 31, 2013, 2014 and 2015, the fair value of options granted was estimated with the following assumptions:

	2013	2014	2015
Risk-free interest rate	0.76%	1.15%-1.28%	1.14%-1.49%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	49%	47%	38%-42%
Weighted average fair value per common share on date of option grant	US$30.14	US$30.80	US$31.40

Operating Leases

(o)Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the consolidated statements of operations and comprehensive income on a straight-line basis over the lease periods.

Taxation

(p)Taxation

The Company accounts for income taxes under the liability method. Under this method, deferred income taxes are recognized for the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities by applying enacted statutory rates applicable to future years in which the differences are expected to reverse. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of, the deferred tax assets will not be realized.

The Company accounts for uncertainties in accordance with ASC 740-10-25 “Income Taxes — Overall — Recognition.” The Company recognizes a tax benefit associated with an uncertain tax position when, in management’s judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. The Company has elected to classify interest and penalties related to an uncertain tax position, if any and when required, as general and administrative expenses. In the years ended December 31, 2013, 2014 and 2015, the Company did not record any interest and penalties associated with uncertain tax positions as there were no uncertain tax positions.

Statutory Reserves

(q)Statutory Reserves

With the exception of Tech JV which is 50% owned by 51net, a British Virgin Islands company, and Wang Ju which is majority owned by 51net HR, a Cayman Islands company, the Group’s subsidiaries and VIEs incorporated in the PRC are required on an annual basis to allocate at least 10% of their after-tax profit, after the recovery of accumulated deficit to the statutory common reserve. The amount of allocation is calculated based on an entity’s after-tax profit shown in its statutory financial statements which are prepared in accordance with PRC accounting standards and regulations until the reserve has reached 50% of the registered capital of each company. Once the total statutory common reserve fund reaches 50% of the registered capital of the respective companies, further appropriations are discretionary. The statutory common reserve fund is not distributable to shareholders except in the event of liquidation. Since 2008, the statutory common reserve fund for more than half of the Company’s subsidiaries and VIEs incorporated in the PRC had reached 50% of the registered capital of the respective companies. As a result, no appropriations were made by these entities to their respective statutory reserve funds in the years ended December 31, 2013, 2014 and 2015. With the exception of a few entities, all remaining subsidiaries whose total statutory common reserve fund had not reached 50% of its respective registered capital had accumulative losses as of December 31, 2013, 2014 and 2015. As a result, these entities did not make appropriations to their statutory reserve funds in the years ended December 31, 2013, 2014 and 2015. During the years ended December 31, 2013, 2014 and 2015, the Group’s subsidiaries made total appropriations to their statutory common reserve fund in the amount of RMB2,262, RMB2,329 and RMB2,447, respectively. During the year ended December 31, 2013, the Group made a reversal of RMB500 from the statutory common reserve fund to retained earnings due to the closure of certain subsidiaries. The statutory common reserve funds of these closed subsidiaries were distributed to their respective shareholders, which are ultimately held by the Group. No reversal of the statutory common reserve fund was made in the years ended December 31, 2014 and 2015.

In addition, the Group’s subsidiaries and VIEs incorporated in the PRC may, at the discretion of its board of directors, on an annual basis set aside the statutory common welfare fund, which can be used for staff welfare of the Group. No appropriations to the statutory common welfare fund were made for the years ended December 31, 2013, 2014 and 2015. During the year ended December 31, 2013, the Group made a reversal of RMB250 from the statutory common welfare fund to retained earnings due to the closure of certain subsidiaries. The statutory common welfare funds of these closed subsidiaries were distributed to their respective shareholders, which are ultimately held by the Group. No reversal of the statutory common welfare fund was made in the years ended December 31, 2014 and 2015.

Appropriations to the statutory common reserve fund and the statutory common welfare fund are accounted for as a transfer from retained earnings to the statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to any restricted accounts, and the Group does not do so. These reserves are not distributable as cash dividends.

Dividend

(r)Dividend

Dividends are recognized when declared. PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries and VIEs can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. See Note 2(q). In addition, the net assets of the Company’s subsidiaries associated with their paid-in capital are not distributable in the form of dividends. Aggregate net assets of the Company’s PRC subsidiaries not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations and related to the paid-in capital and statutory reserves were approximately RMB519,503 and RMB521,951, or 14.9% and 12.7% of total consolidated net assets as of December 31, 2014 and 2015, respectively. However, the PRC subsidiaries may transfer such net assets to the Company by other means, including through royalty and trademark license agreements or certain other contractual agreements, at the discretion of the Company without third party consent.

Earnings Per Share

(s)Earnings Per Share

In accordance with ASC 260 “Earnings Per Share,” basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders, as adjusted for the change in income resulting from the assumed conversion of securities or other contracts (i.e., zero-strike call option contracts) to common shares, by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares consist of the common shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and common shares issuable upon the exercise of outstanding share options (using the treasury stock method).

The common shares underlying the zero-strike call option contracts are excluded from both the basic and diluted earnings per share calculation as they are considered as deemed repurchased for the purpose of calculating both basic and diluted earnings per share. See Note 13.

Fair Value Measurement of Financial Instruments

(t)Fair Value Measurement of Financial Instruments

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participates at the measurement date in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”). When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (i) market approach; (ii) income approach; and (iii) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Group are primarily comprised of cash, restricted cash, short-term investments, receivables, payables, convertible senior notes and zero-strike call options. As of December 31, 2014 and 2015, the carrying values of cash, restricted cash, accounts receivable and payables approximated their estimated fair values due to the short-term maturities of these instruments. Short-term investments, which consist of certificates of deposits, are categorized as Level 1 under the fair value hierarchy and the carrying values approximated their estimated fair values because such deposits bear market interest rates.

In accordance with ASC 820, the Company measures the convertible senior notes at fair value on a recurring basis. The Company reports the convertible senior notes at fair value at each balance sheet date and changes in fair value are reflected in the consolidated statements of operations and comprehensive income. Fair value of the convertible senior notes is measured using Level 1 input within the fair value hierarchy as they are based on quoted market prices that are currently available on a dealer market. See Note 13.

Fair value of the zero-strike call options is measured using Level 2 input within the fair value hierarchy as they are based on market prices of the Company’s publicly traded ADSs underlying the options. A change in fair value of the zero-strike call options was recognized in the year ended December 31, 2014 and reflected the difference in the closing stock price of the Company’s ADSs as quoted on the NASDAQ Global Select Market between when the zero-strike call options were initially entered into in April 2014 and their inclusion in equity in June 2014. See Note 13.

In determining the debt issuance costs related to the convertible senior notes and zero-strike call options, the Company applied the accounting for the fair value of a share lending arrangement using Level 3 inputs. The fair value of a share lending arrangement represents the economic loss from the share lending arrangement over the expected term of the underlying zero-strike call option contract. The inputs used in calculating fair value of the share lending arrangement include the contract value of the zero-strike call options, the estimated long-term share lending commission rate and the expected term of the zero-strike call option contract. See Note 13.

Segment Reporting

(u)Segment Reporting

Based on the criteria established by ASC 280 “Segment Reporting,” the Group currently operates and manages its business as a single operating and single reportable segment. The Group’s chief operating decision-maker (“CODM”) is the chief executive officer. The CODM reviews operating results to make decisions about allocating resources and assessing performance for the entire Group. The Group primarily generates its revenues from customers in the PRC, and assets of the Group are also located in PRC. Accordingly, no geographical segments are presented.

Stock Repurchase

(v)Stock Repurchase

When the Company’s common shares are repurchased for retirement, the excess of cost over par value is charged entirely to additional paid-in capital, limited to additional paid-in capital of the same issue being retired.

Comprehensive Income

(w)Comprehensive Income

The Company has adopted ASC 220 “Comprehensive Income.” Other comprehensive income/loss is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income mainly consists of cumulative foreign currency translation adjustments.

Government Subsidies

(x)Government Subsidies

Government subsidies represent discretionary cash subsidies granted by the local government to encourage the development of certain enterprises that are established in the local special economic region. Cash subsidies have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits and are recognized as other income when received and when all conditions for their receipt have been satisfied.

The Group recognized government subsidies of RMB44,183, RMB58,345 and RMB70,625 which was included in other income for the years ended December 31, 2013, 2014 and 2015, respectively.

Recent Accounting Pronouncements

(y)Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09: “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”). This guidance was issued to clarify the principles for recognizing revenue and developing a common revenue standard for U.S. GAAP and International Financial Reporting Standards. In addition, in August 2015, the FASB issued ASU No. 2015-14: “Revenue from Contracts with Customers (Topic 606).” This update was issued to defer the effective date of ASU 2014-09 by one year. Therefore, the effective date of ASU 2014-09 for public business entities is for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is in the process of evaluating the impact of ASU 2014-09 on its consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”). ASU 2015-02 focuses on the consolidation evaluation for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. The ASU simplifies consolidation accounting by reducing the number of consolidation models from four to two. In addition, the new standard simplifies the FASB Accounting Standards Codification and improves current guidance by: (i) placing more emphasis on risk of loss when determining a controlling financial interest; (ii) reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a VIE; and (iii) changing consolidation conclusions for public and private companies in several industries that typically make use of limited partnerships or VIEs. The ASU will be effective for periods beginning after December 15, 2015, for public companies. Early adoption is permitted, including adoption in an interim period. The Company has adopted ASU 2015-02 in the current year and the adoption has no material impact on the Company’s consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs” (“ASU 2015-03”), in conjunction with their initiative to reduce complexity in accounting standards. This new guidance requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with presentation of a debt discount. The new standard is limited to the presentation of debt issuance costs and will not affect the recognition and measurement of debt issuance costs. The ASU will be effective for periods beginning after December 15, 2015, and interim periods within those fiscal years, for public companies. In August 2015, the FASB issued ASU No. 2015-15, “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements” (“ASU 2015-15”). ASU 2015-15 clarifies ASU 2015-03 by allowing the presentation of debt issuance costs related to a line-of-credit to be recorded as an asset instead of as a direct deduction of the carrying amount of the debt liability as required by ASU 2015-03, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. ASU 2015-15 is effective upon issuance. The Company has adopted these new guidances in the current year and the adoption has no material impact on the Company’s consolidated financial statements.

In September 2015, the FASB issued ASU No. 2015-16, “Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments” (“ASU 2015-16”). Under this ASU, an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The effect on earnings of changes in depreciation or amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed as of the acquisition date, must be recorded in the reporting period in which the adjustment amounts are determined rather than retrospectively. The ASU will be effective for annual reporting periods, including interim reporting periods within those periods, beginning after December 15, 2016. Early adoption is permitted as of annual reporting periods beginning after December 15, 2015, including interim reporting periods within those annual periods. The Company is in the process of evaluating the impact of ASU 2015-16 on its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes” (“ASU 2015-17”). This guidance was issued to simplify the presentation of deferred income taxes. The amendments in this ASU require that deferred tax liabilities and assets to be classified as noncurrent in a classified statement of financial position. The ASU will be effective for annual and interim periods beginning after December 15, 2016, and should be applied prospectively with early adoption permitted at the beginning of an interim or annual reporting period. The Company is in the process of evaluating the impact of ASU 2015-17 on its consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). The main objective of this update is to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. The new guidance addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2017. Early adoption by public entities is permitted only for certain provisions. The Company is in the process of evaluating the impact of ASU 2016-01 on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases” (“ASU 2016-02”). Under the new guidance, lessees will be required to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months on its balance sheet. The update also expands the required quantitative and qualitative disclosures surrounding leases. This update is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with earlier application permitted. The Company is in the process of evaluating the impact of ASU 2016-02 on its consolidated financial statements.